Annual Operating Expenses {- Asset Manager Portfolio} - 02.28 VIP Asset Manager Portfolio Initial, Service, Service 2 PRO-11 - Asset Manager Portfolio	Apr. 30, 2021
VIP Asset Manager Portfolio-Initial VIP
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.60%	[1]
VIP Asset Manager Portfolio-Service VIP
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.11%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.70%	[1]
VIP Asset Manager Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.11%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.85%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.